INCOME TAX	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
INCOME TAX

16.	INCOME TAX

The following table reconciles the amount of income tax expense on the application of the combined statutory Canadian federal and provincial income tax rates:

	December 31, 2023	December 31, 2022	December 31, 2021
	$	$	$

Loss before tax	(16,633)	(17,746)	(6,859)
Combined statutory tax rates	27%	27%	27%

Expected tax recovery	(4,491)	(4,791)	(1,852)
Non-deductible items	459	(60)	369
Share issuance costs	—	—	(1,198)
Other	(51)	(41)	94
Differences in foreign tax rates	(15)	9	(13)
Change in unrecognized deferred tax assets	4,098	5,085	3,064

Current income tax expense	—	202	464

Deferred taxes arise from temporary differences in the recognition of income and expenses for financial reporting and tax purposes. The tax effects of deductible temporary differences for which no deferred tax asset has been recognized are as follows:

	December 31, 2023	December 31, 2022
	$	$
Deferred tax assets (liabilities):
Tax loss carry-forwards	16,003	11,747
Property and equipment	(691)	(54)
Intangible asset	1,453	(529)
Warranty provision	474	440
Financing costs	982	1,213
Other provisions	77	(28)

Deferred tax assets	18,298	12,789
Unrecognized deferred tax assets	(18,298)	(12,789)
Recognized net deferred tax assets	—	—

As at December 31, 2023, the Company had non-capital loss carry forwards available to reduce taxable income for future years. Of the $59,381 balance shown below, $57,866 relates to Canada and $1,515 relates to the USA. The non-capital losses expire as follows:

2031	414
2032	862
2033	518
2034	2,165
2035	3,040
2036	4,391
2037	1,166
2038	1,593
2039	1,533
2040	3,283
2041	7,962
2042	18,249
2043	14,205

59,381